COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.2%
Invesco Preferred ETF(a)		250,000	$2,847,500

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$2,821,000)			2,847,500

PREFERRED SECURITIES—EXCHANGE-TRADED	27.5%
BANKING	11.8%
Bank of America Corp., 4.25%, Series QQ(a)(b)		195,242	3,449,926
Bank of America Corp., 4.375%, Series NN(a)(b)		251,998	4,598,964
Bank of America Corp., 4.75%, Series SS(a)(b)		17,214	341,698
Bank of America Corp., 5.00%, Series LL(a)(b)		487,866	10,386,667
Bank of America Corp., 5.375%, Series KK(a)(b)		35,839	814,620
Citigroup, Inc., 6.25%, Series II(b)		182,151	4,655,780
Comerica, Inc., 6.875% to 10/1/30, Series B(a)(b)(c)		410,229	10,563,397
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		407,795	7,393,323
First Horizon Corp., 6.50%, Series E(a)(b)		216,107	5,402,675
M&T Bank Corp., 6.35%, Series K(a)(b)		350,800	8,920,844
M&T Bank Corp., 7.50%, Series J(a)(b)		379,337	10,192,785
Morgan Stanley, 5.85%, Series K(a)(b)		225,123	5,542,528
Morgan Stanley, 6.375%, Series I(a)(b)		62,560	1,580,891
Morgan Stanley, 6.50%, Series P(a)(b)		80,811	2,057,448
Morgan Stanley, 6.625%, Series Q(a)(b)		728,346	19,097,232
Morgan Stanley, 6.875%, Series F(a)(b)		580,397	14,655,024
Morgan Stanley, 7.125%, Series E(a)(b)		350,000	8,939,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		88,820	2,194,742
Wells Fargo & Co., 4.375%, Series CC(a)(b)		167,799	3,069,044
Wells Fargo & Co., 4.70%, Series AA(a)(b)		209,413	4,073,083
Wells Fargo & Co., 4.75%, Series Z(a)(b)		403,986	7,958,524
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)		2,033	2,508,641

			138,396,836

CONSUMER STAPLE PRODUCTS	0.9%
CHS, Inc., 7.50%, Series 4(b)		393,503	10,179,923

FINANCIAL SERVICES	2.9%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		151,751	3,687,549
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		147,108	3,877,767
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)		633,858	13,659,640
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)		212,311	4,626,257
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(a)		71,365	1,829,085
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		232,042	5,854,419

			33,534,717

INSURANCE	6.2%
Allstate Corp., 5.10%, Series H(a)(b)		304,000	6,551,200
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		172,499	3,070,482
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		351,086	7,436,001
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)		281,000	6,932,270
Assurant, Inc., 5.25%, due 1/15/61(a)		60,964	1,255,858
Athene Holding Ltd., 4.875%, Series D(a)(b)		205,040	3,479,529

		Shares	Value
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		497,843	$12,336,550
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		337,144	8,718,544
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		286,202	5,993,070
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		251,943	6,462,338
Lincoln National Corp., 9.00%, Series D(a)(b)		299,871	8,039,542
MetLife, Inc., 4.75%, Series F(a)(b)		32,000	640,000
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)		103,152	1,666,936

			72,582,320

REAL ESTATE	0.6%
Chatham Lodging Trust, 6.625%, Series A(b)		85,000	1,742,500
DigitalBridge Group, Inc., 7.125%, Series J(b)		170,626	3,291,375
DigitalBridge Group, Inc., 7.125%, Series H(b)		87,752	1,685,716

			6,719,591

TELECOMMUNICATIONS	2.8%
Array Digital Infrastructure, Inc., Senior Debt, 6.25%, due 9/1/69(a)		6,927	144,844
AT&T, Inc., 4.75%, Series C(a)(b)		646,405	12,475,617
AT&T, Inc., 5.00%, Series A(a)(b)		493,265	10,161,259
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)		97,841	1,984,215
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70(a)		96,904	2,218,133
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70(a)		91,356	2,094,793
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69(a)		121,623	3,058,818

			32,137,679

UTILITIES	2.3%
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)		237,068	6,130,579
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)		47,070	801,602
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)		208,034	3,168,358
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)		168,056	2,705,702
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)		192,889	3,242,464
CMS Energy Corp., 5.875%, due 10/15/78(a)		140,000	3,326,400
DTE Energy Co., 6.25%, due 10/1/85, Series H(a)		145,084	3,598,083
SCE Trust VII, 7.50%, Series M(a)(b)		56,171	1,415,509
Xcel Energy, Inc., 6.25%, due 10/15/85(a)		106,447	2,650,530

			27,039,227

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$339,797,495)			320,590,293

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	121.5%
BANKING	79.3%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR 2,600,000	3,397,322
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)		4,300,000	4,823,637
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(b)(c)(e)(f)		EUR 3,000,000	3,711,817
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)		EUR 8,400,000	10,578,299
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)		11,400,000	12,572,798
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		4,000,000	4,442,356
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		7,200,000	8,693,086

	Principal Amount*	Value
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)	718,000	$727,659
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)	4,190,000	4,267,434
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)	17,717,000	18,419,408
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(a)(c)	3,800,000	3,915,642
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)(c)	8,600,000	9,150,202
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(a)(c)	13,600,000	13,971,729
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)	6,000,000	6,289,536
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)	2,600,000	2,785,845
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)	4,220,000	4,478,475
Barclays PLC, 6.125% to 12/15/35 (United Kingdom)(b)(c)(e)(f)	EUR 4,400,000	5,304,202
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)	5,600,000	6,037,948
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)	2,100,000	2,246,147
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP 8,600,000	12,782,734
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP 4,500,000	6,510,090
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP 2,700,000	4,017,250
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)	13,200,000	15,019,066
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)	4,000,000	3,733,965
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)	9,600,000	10,145,309
BNP Paribas SA, 7.45% to 6/27/35 (France)(b)(c)(e)(g)	1,600,000	1,688,330
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)(g)	19,300,000	20,509,975
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)	14,800,000	16,170,495
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)	14,700,000	15,749,418
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)	6,600,000	7,053,024
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR 1,400,000	1,744,397
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR 4,600,000	5,841,106
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(a)(c)	10,000,000	10,031,487
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)	5,200,000	5,406,071
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)	10,524,000	9,879,829
Citigroup Capital III, 7.625%, due 12/1/36(a)	1,500,000	1,701,536
Citigroup, Inc., 6.625% to 2/15/31, Series HH(b)(c)	14,840,000	15,116,381
Citigroup, Inc., 6.875% to 8/15/30, Series GG(b)(c)	16,101,000	16,459,187
Citigroup, Inc., 6.95% to 2/15/30, Series FF(b)(c)	19,016,000	19,599,563
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)	5,344,000	5,598,179
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)	22,450,000	23,551,734
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)	6,590,000	6,647,287
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)	5,500,000	5,692,676
Commerzbank AG, 6.625% to 10/9/32 (Germany)(b)(c)(e)(f)	EUR 3,200,000	4,056,437
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)	6,400,000	6,769,862
Cooperatieve Rabobank UA, 6.50% (Netherlands)(b)(f)	EUR 3,319,050	4,558,115
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP 5,300,000	7,834,642
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)(g)	12,000,000	12,554,160
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(c)(e)(f)	EUR 1,900,000	2,430,966
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)	2,200,000	550,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)	7,600,000	1,900,000
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(b)(c)(e)(f)	EUR 4,400,000	5,433,939
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR 5,800,000	7,504,092
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR 7,400,000	9,670,477
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)	EUR 3,200,000	4,020,800
Eurobank SA, 6.25% to 11/10/33 (Greece)(b)(c)(e)(f)	EUR 3,200,000	3,814,665
Eurobank SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)	EUR 6,000,000	7,492,705

	Principal Amount*	Value
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)	2,100,000	$2,186,226
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)	3,698,000	3,877,434
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(b)(c)	2,000,000	2,001,524
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)(c)	21,049,000	22,281,686
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(b)(c)	12,064,000	12,742,129
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)	3,800,000	3,927,988
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)(e)	13,300,000	13,871,820
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)	4,000,000	4,211,624
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(c)	5,980,000	5,982,995
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)	1,800,000	1,757,565
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(b)(c)(e)	11,600,000	12,141,430
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)	7,000,000	7,486,388
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)	5,000,000	5,223,906
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)	9,500,000	10,327,271
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR 3,400,000	4,440,529
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)	10,791,000	11,404,501
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)	3,200,000	3,354,080
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR 2,200,000	2,759,426
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(c)(e)	6,600,000	6,550,893
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)(e)	2,900,000	3,018,062
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP 5,200,000	7,476,174
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a)(b)(c)(e)(f)	GBP 1,000,000	1,457,293
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)(e)	5,400,000	5,865,394
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)(e)	GBP 2,000,000	2,883,874
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP 2,200,000	3,173,756
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP 5,400,000	7,917,929
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(a)(b)(f)	GBP 3,560,000	6,491,043
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(c)(e)(f)	GBP 3,400,000	4,914,781
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)(e)	5,600,000	6,332,172
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)(g)	6,400,000	6,578,579
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR 4,800,000	5,968,938
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)	5,481,000	5,519,493
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)	9,995,000	10,155,670
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)	20,364,000	21,049,574
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(c)	3,500,000	3,499,150
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(a)(c)	8,200,000	8,163,844
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)	12,800,000	13,242,790
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)	9,100,000	9,269,042
Societe Generale SA, 7.125% to 7/15/35 (France)(b)(c)(e)(g)	5,200,000	5,185,470
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)	11,600,000	12,383,835
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)	4,800,000	5,335,921
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)	8,200,000	8,762,676
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)	9,400,000	10,466,637
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(b)(c)(e)(g)	3,800,000	3,913,468
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)	10,549,000	10,948,206
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)	5,791,000	6,070,416
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)	2,600,000	2,489,343
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)	8,200,000	8,880,600
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)(c)	12,800,000	13,016,550
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)	4,200,000	4,399,514

		Principal Amount*	Value
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)		7,305,000	$7,657,276
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)(c)		13,158,000	13,187,355
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)(g)		1,700,000	1,553,286
UBS Group AG, 6.625% to 1/8/31, Series .14A (Switzerland)(a)(b)(c)(e)(g)		14,800,000	14,886,547
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)(g)		3,000,000	3,065,484
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)(g)		8,600,000	8,746,707
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(c)(e)(g)		13,000,000	13,164,955
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)(g)		8,300,000	8,929,522
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)(g)		6,600,000	7,209,388
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)		11,600,000	13,572,634
Unipol Assicurazioni SpA, 6.00% to 7/21/35 (Italy)(b)(c)(e)(f)		EUR 2,600,000	3,149,245
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)		3,960,000	4,143,920
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)(c)		19,156,000	20,412,519

			926,091,938

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR 2,500,000	3,468,854

CONSUMER STAPLE PRODUCTS	0.4%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)		3,600,000	3,222,000
Land O’ Lakes, Inc., 7.25%(a)(b)(g)		1,710,000	1,581,703

			4,803,703

ENERGY	1.0%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)		2,419,000	2,489,569
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)		5,830,000	6,199,097
Sunoco LP, 7.875% to 9/18/30(a)(b)(c)(g)		2,590,000	2,669,358

			11,358,024

FINANCIAL SERVICES	3.7%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)		4,467,000	4,442,209
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)		9,752,000	9,353,479
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)		2,881,000	2,850,082
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(c)		4,660,000	4,889,272
ILFC E-Capital Trust I, 6.35% (30 Year CMT + 1.55%), due 12/21/65(d)(g)		1,219,000	1,050,169
ILFC E-Capital Trust II, 6.60% (30 Year CMT + 1.80%), due 12/21/65(d)(g)		5,352,000	4,719,848
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)		15,200,000	15,802,513

			43,107,572

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)		8,273,000	8,662,584

INSURANCE	10.3%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)(g)		5,400,000	5,623,987
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(c)		2,740,000	2,769,167
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)		2,185,000	2,190,004
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR 4,400,000	5,501,346
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(c)(e)(f)		EUR 4,600,000	5,515,661
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(c)(e)(f)		EUR 1,600,000	2,065,127
Corebridge Financial, Inc., 6.875% to 12/1/30(b)(c)		3,910,000	4,065,160
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)		4,400,000	4,567,094
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)		2,627,000	2,612,646
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(c)(g)		6,100,000	6,151,941

		Principal Amount*	Value
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)		2,565,000	$2,653,285
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)		12,850,000	13,807,569
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)		7,800,000	8,655,145
MetLife, Inc., 9.25%, due 4/8/38(a)(g)		5,500,000	6,610,840
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)		1,836,000	1,896,335
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(f)		4,600,000	4,870,897
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(b)(c)(f)		10,800,000	11,013,228
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)		5,200,000	5,144,455
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(b)(c)(e)(f)		3,400,000	3,438,112
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)		5,300,000	5,089,918
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)		4,118,000	4,162,208
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)		11,285,000	11,948,750

			120,352,875

PIPELINES	11.6%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		10,550,000	10,729,603
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)		6,120,000	6,525,346
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)		3,512,000	3,619,108
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)		10,208,000	11,140,133
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)		11,107,000	11,906,115
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)		13,710,000	15,692,768
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)		4,425,000	4,447,966
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)		10,718,000	10,870,324
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(c)		2,080,000	2,095,814
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)		11,066,000	11,462,251
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)		2,680,000	2,865,405
Enterprise Products Operating LLC, 6.832% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)		1,500,000	1,491,109
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)(c)		5,890,000	5,869,190
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)(c)		7,100,000	7,141,840
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)		4,130,000	4,368,371
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)		6,630,000	6,916,072
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)		9,534,000	9,494,355
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)		9,740,000	8,574,544

			135,210,314

TELECOMMUNICATIONS	3.7%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)		2,670,000	2,768,050
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)		6,790,000	7,123,932
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(a)(c)(f)		8,100,000	7,541,802
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(c)		5,660,000	5,720,534
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)		6,090,000	6,231,319
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(c)		8,900,000	8,942,665
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)		5,060,000	5,294,464

			43,622,766

UTILITIES	10.4%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)		3,583,000	3,505,435
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)		2,115,000	2,145,803
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		13,572,000	13,482,037
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)		6,160,000	6,409,856
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(c)		3,290,000	3,291,362
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(c)		7,520,000	7,470,177

		Principal Amount*	Value
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)		4,905,000	$5,138,831
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)		2,445,000	2,594,923
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)		5,240,000	5,496,912
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)		4,220,000	4,360,669
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(a)(c)		6,065,000	6,088,645
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)		3,760,000	3,867,668
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)		2,470,000	2,573,300
Entergy Corp., 6.10% to 3/15/36, due 6/15/56(a)(c)		4,970,000	4,968,378
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)		4,358,000	4,586,368
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)		5,300,000	5,456,907
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)		6,240,000	6,563,469
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)		2,289,000	2,364,798
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)		4,330,000	4,602,907
Sempra, 6.375% to 1/1/31, due 4/1/56(a)(c)		4,290,000	4,390,840
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		6,341,000	6,417,954
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)		7,890,000	8,092,023
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(a)(c)		4,910,000	4,895,066
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(a)(c)		2,940,000	2,969,661

			121,733,989

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,360,679,714)			1,418,412,619

CORPORATE BONDS—REAL ESTATE	0.2%
Hudson Pacific Properties LP, 3.25%, due 1/15/30(a)		3,000,000	2,547,579

TOTAL CORPORATE BONDS (Identified cost—$2,538,026)			2,547,579

U.S. TREASURY NOTES	0.5%
U.S. Treasury Bonds, 4.625%, due 11/15/55		6,500,000	6,230,860

TOTAL U.S. TREASURY NOTES (Identified cost—$6,217,149)			6,230,860

		Shares
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.64%(j)		4,330,018	4,330,018

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,330,018)			4,330,018

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,716,383,402)	150.3%		1,754,958,869
LIABILITIES IN EXCESS OF OTHER ASSETS	(50.3)		(587,034,198)

NET ASSETS	100.0%		$1,167,924,671

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate	Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value

EUR 25,700,000	2.388%	Pay	Annually	2.170%(k)	Receive	Semi-Annually	12/16/30	$162,455	$—	$162,455
19,100,000	2.548%	Pay	Annually	2.127%(k)	Receive	Semi-Annually	11/1/32	134,906	—	134,906
14,300,000	2.667%	Pay	Annually	2.141%(k)	Receive	Semi-Annually	1/19/33	5,047	—	5,047
GBP 28,000,000	0.900%	Pay	Monthly	3.725%(l)	Receive	Monthly	9/15/27	1,599,194	—	1,599,194
$ 160,000,000	0.464%	Pay	Monthly	3.794%(m)	Receive	Monthly	12/20/26	4,567,285	(9,484)	4,557,801
70,000,000	0.930%	Pay	Monthly	3.794%(m)	Receive	Monthly	9/15/27	2,921,883	(6,167)	2,915,716
80,000,000	3.655%	Pay	Monthly	3.680%(m)	Receive	Monthly	9/15/28	(675,655)	—	(675,655)
80,000,000	3.588%	Pay	Monthly	3.680%(m)	Receive	Monthly	9/15/28	(535,871)	—	(535,871)
31,000,000	3.227%	Receive	Annually	3.680%(m)	Pay	Annually	12/16/30	(426,288)	—	(426,288)
22,300,000	3.497%	Receive	Annually	3.680%(m)	Pay	Annually	11/1/32	(233,004)	—	(233,004)
16,600,000	3.621%	Receive	Annually	3.680%(m)	Pay	Annually	1/20/33	(51,412)	—	(51,412)

								$7,468,540	$(15,651)	$7,452,889

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	EUR	96,026,779	USD	112,767,127	2/23/26	$(1,165,490)
Brown Brothers Harriman	GBP	15,860,980	USD	21,328,895	2/23/26	(373,994)

						$(1,539,484)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Indexed Average
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$2,847,500	$—	$—	$2,847,500
Preferred Securities—Exchange-Traded:
Banking	133,741,056	4,655,780	—	138,396,836
Other Industries	182,193,457	—	—	182,193,457
Preferred Securities—Over-the-Counter	—	1,418,412,619	—	1,418,412,619
Corporate Bonds	—	2,547,579	—	2,547,579
U.S. Treasury Notes	—	6,230,860	—	6,230,860
Short-Term Investments	—	4,330,018	—	4,330,018

Total Investments in Securities	$318,782,013	$1,436,176,856	$—	$1,754,958,869

Interest Rate Swap Contracts	$—	$9,390,770	$—	$9,390,770

Total Derivative Assets	$—	$9,390,770	$—	$9,390,770

Forward Foreign Currency Exchange Contracts	$—	$(1,539,484)	$—	$(1,539,484)
Interest Rate Swap Contracts	—	(1,922,230)	—	(1,922,230)

Total Derivative Liabilities	$—	$(3,461,714)	$—	$(3,461,714)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $861,243,018 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at January 31, 2026.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $572,501,349 which represents 49.0% of the net assets of the Fund (32.3% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $241,808,242 which represents 20.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $297,670,805 which represents 25.5% of the net assets of the Fund, of which 0.3% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on 6–Month EURIBOR. Represents rates in effect at January 31, 2026.
(l)	Based on 1–Month GBP SONIA. Represents rates in effect at January 31, 2026.
(m)	Based on 1–Day USD-SOFR-OIS. Represents rates in effect at January 31, 2026.

Country Summary	% of Managed Assets
United States	49.0
Canada	14.3
United Kingdom	8.7
France	8.4
Switzerland	4.3
Netherlands	2.8
Spain	2.7
Germany	2.6
Japan	2.5
Greece	1.0
Italy	0.7
Sweden	0.6
Bermuda	0.5
Other (includes short-term investments)	1.9

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of January 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The Fund may also enter into interest rate swap contracts to manage interest rate risk. Interest rate swaps that are intended to reduce interest rate risk under the credit agreement seek to do so by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into such interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.